Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class M, Class C, Class I and Class Z
September 28, 2019
Prospectus

Effective on or about January 1, 2020, Maurice Fitzmaurice has replaced John Dowd as portfolio manager of Fidelity Advisor® Energy Fund.

Effective on or about January 1, 2020, the following information replaces similar information for Fidelity Advisor® Energy Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Maurice Fitzmaurice (portfolio manager) has managed the fund since January 2020.

The following information replaces similar information for Fidelity Advisor® Semiconductors Fund found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Stephen Barwikowski (co-manager) has managed the fund since January 2009.

Adam Benjamin (co-manager) has managed the fund since March 2020.

It is expected that Mr. Barwikowski will retire effective on or about June 30, 2020. At that time, Mr. Benjamin will assume sole portfolio manager responsibilities for the fund.

Effective on or about January 1, 2020, the following information replaces the biographical information for Fidelity Advisor® Energy Fund found in the "Fund Management" section under the "Portfolio Manager(s)"heading.

Maurice Fitzmaurice is portfolio manager of Fidelity Advisor Energy Fund, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Fitzmaurice has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Fidelity Advisor® Semiconductors Fund found in the “Fund Management” section under the "Portfolio Manager(s)" heading.

Stephen Barwikowski is co-manager of Fidelity Advisor® Semiconductors Fund, which he has managed since January 2009. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research analyst and portfolio manager.

Adam Benjamin is co-manager of Fidelity Advisor® Semiconductors Fund, which he has managed since March 2020. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Benjamin has worked as a research analyst and portfolio manager.

It is expected that Mr. Barwikowski will retire effective on or about June 30, 2020. At that time, Mr. Benjamin will assume sole portfolio manager responsibilities for the fund.

AFOC-20-01 1.480125.211	March 16, 2020